Financial Instruments (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Nov. 15, 2024 CAD ($)	Nov. 14, 2024 CAD ($)	Oct. 31, 2017 USD ($)
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 721,300	$ 1,754,600
Allowance for doubtful accounts	8,900	6,500
Borrowings before deferred financing costs	3,098,100	3,199,200
Derivative liabilities	617,135		$ 604,280	$ 604,280
Net increase impact of 5 percent increase (decrease)	185,000	146,400
Other comprehensive income impact of 5 percent increase (decrease)	$ 13,400	68,600
Interest rates	4.75%
Short-term investments	$ 13,300
Cash and cash equivalents		$ 245,200
Discount rate cash flow	7.30%	7.40%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount rate used to discount Canadian dollar cash flows	4.37%	4.06%
Top of range [Member]
Financial Instruments [Line Items]
Discount rate used to discount Canadian dollar cash flows	4.63%	5.59%
North American [Member]
Financial Instruments [Line Items]
Risk percentage	48%	49%
International customers [Member]
Financial Instruments [Line Items]
Risk percentage	52%	51%
Term Loan B - Canadian Facility [Member]
Financial Instruments [Line Items]
Variable interest rate (in Dollars)					$ 1,800.0
Term Loan B - Canadian Facility [Member] | Bottom of range [Member]
Financial Instruments [Line Items]
Interest rates					1.72%
Term Loan B - Canadian Facility [Member] | Top of range [Member]
Financial Instruments [Line Items]
Interest rates					2.04%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Interest rates	0.25%
Net income loss impact of 0.25 percent change in interest rates	$ 4,700	$ 5,100